Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2023-10-31	12 Months Ended
Dec. 31, 2024
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Oct. 31, 2023
Aggregate Erroneous Compensation Not Yet Determined

Clawback Policy

In October 2023, we adopted the Clawback Policy, which is intended to comply with the requirements of Nasdaq Listing Rule 5608 implementing Rule 10D-1 under the Exchange Act, as amended. In the event the Company is required to prepare an accounting restatement of the Company’s financial statements due to material non-compliance with any financial reporting requirement under the federal securities laws, the Company will recover the excess short- and/or long-term performance-based incentive-based compensation (cash or equity) received by any covered executive, including the NEOs, during the prior three fiscal years that exceeds the amount that the executive otherwise would have received had the incentive-based compensation been determined based on the restated financial statements. The Clawback Policy, which is administered by the Human Capital & Compensation Committee, also provides for the discretionary adjustment of incentive compensation for those covered executives who violate Company policy, including but not limited to, our Code and our Policy Regarding Accounting, Auditing and Other Ethical and Regulatory Matters, or engage in certain other misconduct, whether related to or outside the context of a financial restatement.